Related Party Transactions - Skaugen - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 13, 2014 USD ($) m³	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts		$ 191,969	$ 194,255	$ 470,213
Sale price of interest sold in Norgas Napa			$ 216
Skaugen [Member]
Related Party Transaction [Line Items]
Volume of vessels | m³	10,200
Acquisition cost of vessels and associated fixed-rate contracts	$ 27,000
Operating lease arrangement period, lessor	5 years
Teekay Corporation [Member] | Skaugen [Member]
Related Party Transaction [Line Items]
Percentage interest sold in Norgas Napa	1.00%
Sale price of interest sold in Norgas Napa	$ 216